Long-Term Debt (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Year Ending December 31,
2018	$ 3,492,327	$ 2,765,517
2019	3,863,551	4,237,505
2020	8,058,213	5,166,373
2021	19,615
2022	11,914
2023
Thereafter	9,500,000	9,500,000
Long-term debt	24,945,620	21,669,125
Related Party Notes [Member]
Year Ending December 31,
2018	2,494,870	1,671,556
2019	3,800,000	4,237,505
2020	4,000,000	5,166,373
2021
2022
2023
Thereafter	9,500,000	9,500,000
Long-term debt	19,794,870	20,575,434
Other Notes [Member]
Year Ending December 31,
2018	997,457	1,093,691
2019	63,551
2020	4,058,213
2021	19,615
2022	11,914
2023
Thereafter
Long-term debt	$ 5,150,750	$ 1,093,691